Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Current
Federal		$ (2,407)
Deferred
Federal		(144,482)
Change in valuation allowance		146,888
Income tax benefit	$ 5,273	$ 0	$ 7,000